Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Comprehensive Income [Abstract]
Net income	$ 2,811	$ 2,612	$ 1,325
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	465	2,821	(195)
Reclassification adjustment for losses (gains) included in net income	0	(214)	(661)
Tax effect	(159)	(887)	292
Total other comprehensive income (loss)	306	1,720	(564)
Comprehensive income	$ 3,117	$ 4,332	$ 761